Income taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

For the year ended September 30, 2025, the Company recorded income tax expense of less than $0.1 million and the effective tax rate was 0%. The Company’s effective tax rate differs from the U.S. federal statutory rate of 21% primarily because the Company’s losses have been fully offset by a valuation allowance due to uncertainty of realizing the tax benefit of NOLs for the year ended September 30, 2025.

The following table is a reconciliation of the components that caused the Company’s provision for income taxes to differ from amounts computed by applying the U.S. federal statutory rate of 21% (in thousands):

	Year ended September 30,
	2025
Statutory U.S. Federal income tax	$(2,034)	21.0%
State income taxes, net	(110)	1.1%
Meals and entertainment	(2)	—%
Bargain purchase	(275)	2.8%
Warrant valuation	—	—%
Tax effect of non-deductible equity instruments	—	—%
Change in valuation allowance	2,419	(25.0)%
Other	2	—%
Total provision	$—	(0.1)%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

September 30,
2025
Deferred income tax assets:
Fixed assets	$(15)
Intangibles	—
Inventory	38
Stock options	5,266
Payroll	39
Other assets	2,395
Lease assets (liabilities), net	1
Net operating loss carryforwards	23,962
Gross deferred tax assets	31,686
Valuation allowance	(31,686)
Net deferred tax assets	$—

As of September 30, 2025, the Company had deferred tax assets (before valuation allowance) primarily related to U.S. federal and state net operating loss (“NOL”) carryforwards of approximately $99.9 million and $58.1 million, respectively. The NOLs begin to expire at various dates starting in 2027, unless utilized.

The Internal Revenue Code, as amended (“IRC”), imposes restrictions on the utilization of NOLs and other tax attributes in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use pre-change NOLs may be limited as prescribed under IRC Section 382. Events which may limit the amount of NOLs and credits that can be utilized annually include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period.

Management evaluates both positive and negative evidence to determine whether sufficient future taxable income is likely to be generated to realize deferred tax assets. A significant piece of objective negative evidence considered is the cumulative loss incurred through the years ended September 30, 2025 and 2024. This objective evidence limits the consideration of other subjective positive evidence, such as current -year taxable income and future income projections.

Based on this evaluation, as of September 30, 2025, the Company recorded a full valuation allowance of approximately $31.7 million, as it is more likely than not that the deferred tax assets will not be realized.

The following table reconciles the statutory federal income tax rate to the Company’s effective tax rate for the year ended September 30, 2025 (in thousands, except percentages):

	Year Ended September 30, 2025
	Amount ($)	Effect on ETR (%)
Federal statutory rate	$(2,034)	21.0%
State income taxes, net of federal benefit	2	—%
Nondeductible items	2	—%
Bargain purchase	(275)	2.8%
Change in valuation allowance	2,307	25.0%
Other	(2)	—%
Total income tax provision	$—	—%

As of September 30, 2025, the Company does not have any significant uncertain tax positions and no accrued interest and penalties related to uncertain income tax positions. The Company does not anticipate that the amount of unrecognized tax benefits will significantly increase or decrease within the next twelve months. If incurred, the Company would classify interest and penalties on uncertain tax positions as income tax expense.

The Company is subject to taxation in the U.S. federal and various state jurisdictions. The Company is not currently under audit by any taxing authorities. The Company remains open to examination by U.S. federal and state tax authorities for the tax years 2021 through 2025. Federal and state net operating losses are subject to review by taxing authorities in the year utilized and in future years. The Company has no uncertain tax positions as of September 30, 2025.